Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative, Net	$ 21,231	$ 4,763
Interest Rate Swap [Member] | Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative, Net	$ 21,231	$ 4,763